Non-Current Liabilities - Employee Benefits (Details) - Schedule of Non-Current Liabilities Employee Benefits	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Non-Current Liabilities Employee Benefits [Abstract]
Employee benefits	$ 295,542	$ 202,151	$ 203,636